Supplement to the
Fidelity® Nordic Fund
December 30, 2016
Summary Prospectus

Effective December 18, 2017, the redemption fee for Fidelity® Nordic Fund has been removed.

NOR-SUM-17-01 1.9886595.100	November 17, 2017